CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Pre-Tax and After-Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Change in accumulated other comprehensive income (loss), pretax
Balance at the beginning of the period, pretax		$ (31,060)	$ (27,596)	$ (25,334)
Change in net unrealized gains (losses) on investment securities, pretax		(1,462)	2,704	(3,537)
Cash flow hedges, pretax		468	543	1,673
Benefit plans, pretax		19	(1,830)	1,979
Foreign currency translation adjustment, pretax		(6,405)	(4,881)	(2,377)
Change, pretax		(7,380)	(3,464)	(2,262)
Balance at the end of the period, pretax		(38,440)	(31,060)	(27,596)
Change in accumulated other comprehensive income (loss), tax effect
Balance at the beginning of the period, tax effect		7,844	8,463	8,438
Change in net unrealized gains (losses) on investment securities, tax effect		498	(1,007)	1,300
Cash flow hedges, tax effect		(176)	(207)	(625)
Change in deferred taxes, net		24	660	(698)
Foreign currency translation adjustment, tax effect		906	(65)	48
Change, tax effect		1,252	(619)	25
Balance at the end of the period, tax effect		9,096	7,844	8,463
Change in accumulated other comprehensive income (loss), after-tax
Beginning-of-period balance, net of tax		(23,216)	(19,133)	(16,896)
Change in net unrealized gains (losses) on investment securities, after-tax		(964)	1,697	(2,237)
Cash flow hedges, after-tax		292	336	1,048
Change, net of tax	[1]	43	(1,170)	1,281
Foreign currency translation adjustment, after-tax		(5,499)	(4,946)	(2,329)
Citigroup’s total other comprehensive income (loss)		(6,128)	(4,083)	(2,237)
End-of-period balance, net of tax		$ (23,216)	$ (19,133)	$ (16,896)	$ (29,344)

[1]	Reflects adjustments based on the actuarial valuations of the Company’s pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.